Accrual for Loss on Inventory Purchase Commitments	12 Months Ended
Dec. 31, 2012
Accrual for Loss on Inventory Purchase Commitments
Accrual for Loss on Inventory Purchase Commitments

(17)              Accrual for Loss on Inventory Purchase Commitments

Until the third quarter of 2008, an industry-wide shortage of high purity polysilicon coupled with growing demand for PV modules caused the increases of polysilicon prices. In order to ensure the adequate supply of polysilicon, the Company entered into several long-term fixed price supply contracts from 2006 to 2011 under which the polysilicon would be delivered from 2009 to 2020.  However, from the second quarter of 2011, the polysilicon price has decreased significantly as the result of increased polysilicon manufacturing capacity and the pressure from the decreasing average selling price of PV modules. As a result, the Company recognized a provision of RMB 851,694 on its firm purchase commitments under the long-term fixed price polysilicon contracts as of December 31, 2011.  The provision was determined by applying a methodology similar to that used in the lower of cost or market evaluation with respect to inventory.  During the years ended December 31, 2011 and 2012, notwithstanding that the firm purchase commitments under the long-term fixed price contracts continued to be in effect, through negotiations with the vendors the Company was able to obtain various pricing concessions from the vendors which resulted in the actual purchase price paid by the Company to be less than the stated contract price.  Management believes that the Company will be able to continue to purchase from the polysilicon vendors at lower, renegotiated prices that are in line with the market price.  The Company has therefore reclassified the accrual for potential losses on inventory firm purchase commitments of RMB 851,694 as of December 31, 2012 to an accrual for loss contingency related to the inventory purchase commitments.  The accrued amount of RMB 851,694, represents the Company's best estimate for the loss contingency, taking into consideration the expected future negotiated purchase prices to execute the contracts.